Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets at Amortized Cost [Abstract]
Summary of Financial Assets at Amortized Cost
Financial assets at amortized cost as of December 31, 2021 and 2022 are as follows:

		2021
		Financial assets at amortized cost	Book value

		In millions of won
Government bonds	￦	1,308	1,308
Others		23,965	23,965

	￦	25,273	25,273

Current	￦	15,422	15,422
Non-current		9,851	9,851

		2022
		Financial assets at amortized cost	Book value

		In millions of won
Government bonds	￦	1,920	1,920
Others		25,078	25,078

	￦	26,998	26,998

Current	￦	16,762	16,762
Non-current		10,236	10,236